STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, Restatement of comparatives (Details) $ in Thousands	12 Months Ended
Jun. 30, 2017 USD ($)
Buck Creek Complex [Member]
Restatement of comparatives [Abstract]
Reclassified from property, plant and equipment to advance royalties	$ 2,030